FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of change in fair value of derivative financial instruments

				Income
Gain/(Loss) ($ thousands)	2019	2018	2017	Statement Presentation
Equity Swaps	$(308)	$210	$(184)	G&A expense
Electricity Swaps	—	—	639	Operating expense
Commodity Derivative Instruments:
Oil	(70,481)	114,822	(5,445)	Commodity derivative
Gas	(10,944)	9,234	11,174	instruments
Total Unrealized Gain/(Loss)	$(81,733)	$124,266	$6,184

Summary of the income statement effects of Enerplus' commodity derivative instruments

($ thousands)	2019	2018	2017
Change in fair value gain/(loss)	$(81,425)	$124,056	$5,729
Net realized cash gain/(loss)	15,354	(35,824)	8,581
Commodity derivative instruments gain/(loss)	$(66,071)	$88,232	$14,310

Summary of the fair value of derivative financial instruments

	December 31, 2019		December 31, 2018
	Assets	Liabilities	Assets		Liabilities
($ thousands)	Current	Current	Current	Long-term	Current
Equity Swaps	$—	$2,217	$—	$—	$1,909
Commodity Derivative Instruments:
Oil	10,570	517	48,314	32,220	—
Gas	—	—	10,944	—	—
Total	$10,570	$2,734	$59,258	$32,220	$1,909

Summary of management positions

Instrument Type(1)(2)	bbls/day	US$/bbl

Jan 1, 2020 – Jan 31, 2020
WTI Swap	5,000	57.05
WTI Purchased Put	16,000	57.50
WTI Sold Put	16,000	46.88
WTI – Brent Swap (Purchase)	4,400	(8.03)
WTI – Brent Swap (Sale)	4,400	(3.98)
WCS Differential Swap	1,000	(19.25)

Feb 1, 2020 – Mar 31, 2020
WTI Swap	10,000	54.56
WTI Purchased Put	16,000	57.50
WTI Sold Put	16,000	46.88
WTI – Brent Swap (Purchase)	4,400	(8.03)
WTI – Brent Swap (Sale)	4,400	(3.98)
WCS Differential Swap	1,000	(19.25)

Apr 1, 2020 – Jun 30, 2020
WTI Swap	12,000	55.23
WTI Purchased Put	16,000	57.50
WTI Sold Put	16,000	46.88
WTI – Brent Swap (Purchase)	4,400	(8.03)
WTI – Brent Swap (Sale)	4,400	(3.98)

Jul 1, 2020 – Sep 30, 2020
WTI Swap	2,000	57.18
WTI Purchased Put	21,000	57.20
WTI Sold Put	21,000	47.14
WTI Sold Call	5,000	65.00
WTI – Brent Swap (Purchase)	4,400	(8.03)

Oct 1, 2020 – Dec 31, 2020
WTI Purchased Put	21,000	57.20
WTI Sold Put	21,000	47.14
WTI Sold Call	5,000	65.00
WTI – Brent Swap (Purchase)	4,400	(8.03)
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl before premiums.
(2)	The total average deferred premium on outstanding hedges is US$1.69/bbl from January 1, 2020 to December 31, 2020.